6. TAX DEPOSITS	12 Months Ended
Dec. 31, 2025
Notes
6. TAX DEPOSITS

6. TAX DEPOSITS

(a)Property deposit:

As of December 31, 2025, the Company had a total of $160,890 (€100,000) (December 31, 2024: $Nil (€Nil)) of cash pledged for its Alvalade exploration license in Portugal. This advance to the Portuguese regulatory authorities is refundable to the Company, subject to completion of the work obligations described in the exploration license application.

(b)Tax deposits:

In November 2018, MAEPA paid €56,505 ($88,201) in lieu of bank guarantees of €77,918 ($121,625) to the Directora de Finanças de Braga in Portugal. This amount was comprised of €51,920 ($81,044) in respect of stamp tax and €4,585 ($7,157) in respect of VAT. The stamp tax portion relates to the interpretation that intercompany advances received by MAEPA are financing loans and, accordingly, are subject to stamp tax. The VAT portion relates to certain invoices for vehicle usage and construction services. As of December 31, 2019, the Company estimated that the judicial review process would take approximately one year for the VAT claim and three to five years for the stamp tax claim and that the likelihood of success for each was 50%. As a result, tax deposits were written down by $41,200 (€28,252) during the year ended December 31, 2019. During 2020, the judicial review ruled that approximately €1,971 VAT remained to be paid while the rest were annulled.The Company accepted this ruling.On April 8, 2026, the trial regarding the stamp tax was held and the Company filed the written material on April 28, 2026.